Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries VIEs and VIEs' Subsidiaries

As of December 31, 2022, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")(2)	June 25, 2019	PRC	100%	Provision of education services

Variable interest entities ("VIEs"):
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")(3)	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde Online Education Technology Co., Ltd. ("Tianjin Shangde")	March 21, 2018	PRC	N/A*	Provision of education services
Wuhan Jiayan Online Education Technology Co., Ltd. ("Wuhan Jiayan")	August 5, 2020	PRC	N/A*	Provision of education services
Beijing Lingding Management Consulting Co., Ltd. ("Beijing Lingding")	November 2, 2021	PRC	N/A*	Investment holding

VIEs’ subsidiaries:
Guangzhou Shangzhiside Education Technology Co., Ltd. ("Shangzhiside")	September 28, 2017	PRC	N/A*	Provision of education services
Beijing Feibian Education Technology Co., Ltd. ("Beijing Feibian")	August 6, 2020	PRC	N/A*	Provision of education services and sales of goods
Wuhan Fangtang Technology Co., Ltd. ("Wuhan Fangtang")	September 28, 2020	PRC	N/A*	Provision of education services

* These entities are consolidated by the Company pursuant to the contractual agreements disclosed below.

(1)
The English names are for identification purpose only.
(2)
Wuhan Zhidao Online Education Technology Co., Ltd. was formerly known as Wuhan Shangde Online Education Technology Co., Ltd.. The entity's name was changed in 2022.
(3)
Beijing Yuanchilaxiang Education Technology Co., Ltd. was formerly known as Beijing Shangde Online Education Technology Co., Ltd.. The entity's name was changed in 2022.